Contingencies - Possible losses (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$)	Dec. 31, 2023 BRL (R$) claim	Dec. 31, 2022 BRL (R$) claim
Disclosure of contingent liabilities [line items]
Amount of claim not recorded		R$ 119,789	R$ 111,410
Civil proceedings
Disclosure of contingent liabilities [line items]
Amount of claim not recorded		R$ 14,939	R$ 23,210
Number of claims | claim		1,452	1,263
Labor proceedings
Disclosure of contingent liabilities [line items]
Amount of claim not recorded		R$ 37,051	R$ 28,284
Number of claims | claim		184	180
Tax proceedings
Disclosure of contingent liabilities [line items]
Amount of claim not recorded		R$ 67,799	R$ 59,916
Number of claims | claim		6	5
Amount of claim not recorded corresponding to alleged service tax debt before fine and late payment interest	R$ 28,024
Fine (as a percent)	150.00%